Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Net Loss Per Share [Abstract]
Net Loss Per Share

Note 13. Net Loss Per Share

The following table presents the calculation of basic and diluted net loss per share (in thousands except share and per share information):

	Three Months Ended March 31,
	2025	2024
Net loss	$(3,772)	$(12,697)
Weighted-average shares outstanding - basic and diluted	8,617,932	2,684,243
Basic and diluted net loss per share	$(0.44)	$(4.73)

The following weighted-average outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive:

	As of March 31,
	2025	2024
February 2025 warrants	3,776,471	—
July 2024 warrants	1,014,219	—
January 2024 warrants	672,129	672,129
Investor D warrants	—	126,323
Public Stockholders’ warrants	422,000	422,000
Private Placement warrants	229,520	229,520
PIPE Investor warrants	20,000	20,000
Legacy warrants	1,957	1,957
Employee based options to purchase common stock	21,776	8,531
Unvested employee based restricted stock units	212,275	12,271
Total	6,370,347	1,492,731

Note 16. Net Loss Per Share

Basic net loss per common share is calculated by dividing the net loss by the weighted-average number of common shares outstanding during the period, including vested restricted stock units for which common shares have not yet been issued, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, the warrants, common stock options, and unvested restricted stock units are considered to be potentially dilutive securities. As the Company has reported a net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share for all periods.

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive:

	2024	2023

Investor E (January 2024) warrants	650,446	—
July 2024 Warrants	1,014,219	—
Placement Agent warrants	21,682	—
Public Stockholders̕ warrants	422,000	414,000
Private Placement warrants	229,520	229,520
PIPE Investor warrants	20,000	28,000
Legacy warrants	1,957	2,789
Convertible Note warrants	—	106,493
Options to purchase common stock	21,617	20,178
Unvested restricted stock units	220,247	10,261
Total	2,601,688	811,242

The following table presents the calculation of basic and diluted net loss per share (in thousands except share and per share information):

($ in thousands except share and per share amounts)	2024	2023
Net loss	$(24,830)	$(26,232)
Weighted-average shares outstanding - basic and diluted	3,743,554	866,813
Basic and diluted net loss per share	$(6.63)	$(30.26)